RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 572
Less: current portion	86
Long-term portion	486
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,025
Less: current portion	440
Long-term portion	585
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(453)	$ (643)
Less: current portion	(354)	(340)
Long-term portion	(99)	(303)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	35
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	514
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(479)	(171)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	212
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	100
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	112	(188)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	34
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	28
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	6	(24)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	291
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	291	195
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	383
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (383)	$ (455)